RISK CONCENTRATION Narrative (Details) (Unionized Employees Concentration Risk [Member])	12 Months Ended
Dec. 31, 2012 employee
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.70%
Entity Number of Employees	606
One Year Expiration [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.10%
Entity Number of Employees	94